Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenues	$ 1,754	$ 1,647
Cost of revenues	955	893
Gross profit	799	754
Research and development expenses	3,536	4,190
Sales and marketing expenses	2,296	2,253
General and administrative expenses	1,845	2,349
Operating loss	6,878	8,038
Finance income, net	(188)	(381)
Net loss and comprehensive loss	$ 6,690	$ 7,657
Basic net loss per share (in Dollars per share)	$ 0.14	$ 0.17
Weighted average number of shares outstanding used in computing basic net loss per share (in Shares)	47,850,703	45,623,434